Financial Income and Costs - Schedule of Financial Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit (loss) [abstract]
Interest income	₩ 259,227	₩ 303,535	₩ 279,607
Gain on foreign currency transactions	90,310	27,268	27,407
Gain on foreign currency translation	85,808	43,566	11,944
Gain on derivative transactions	11,976	48,566	12,304
Gain on valuation of derivatives	64,695	399,261	49,881
Gain on disposal of trade receivables	0	0	3,441
Gain on valuation of financial instruments	41,757	13,166	32,477
Others	72,809	82,288	69,216
Total	₩ 626,582	₩ 917,650	₩ 486,277